PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY BALANCE SHEETS

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2024	2023
	US$	US$
ASSETS
Non-current assets:
Investment in subsidiaries	$39,786,592	$30,805,286

Total Assets	$39,786,592	$30,805,286

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 15,500,000 shares issued and outstanding*)	15,500	15,500
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	1,617,966	1,617,966
Statutory reserves	1,690,994	1,565,649
Retained earnings	37,339,006	29,368,480
Accumulated other comprehensive loss	(861,374)	(1,746,809)
Total Equity	39,786,592	30,805,286

Total Liabilities and Equity	$39,786,592	$30,805,286

*	Gives retroactive effect to reflect the business reorganization in March 2023.

SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Equity in earnings of subsidiaries	$8,095,871	$11,858,590	$5,722,076
Net income	8,095,871	11,858,590	5,722,076
Foreign currency translation (loss) gain	885,435	501,013	(2,649,238)
Comprehensive income	$8,981,306	$12,359,603	$3,072,838

SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities
Net income	$8,095,871	$11,858,590	$5,722,076
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,095,871)	(11,858,590)	(5,722,076)
Net cash provided by operating activities	-	-	-

Net change in cash	-	-	-
Cash at the beginning of the year	-	-	-
Cash at the end of the year	$-	$-	$-